Fair Value (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	$ 889	$ 1,672
Unpaid principal balance of impairment loan at collateral	3,050	867
Valuation allowance	16	20
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	0	0
Liabilities measured at fair value on a nonrecurring basis	0	0
Fair Value, Inputs, Level 2 [Member] | Construction Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale		1,833
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a recurring basis	0	0
Liabilities measured at fair value on a recurring basis	0	0
Assets measured at fair value on a nonrecurring basis	0	0
Liabilities measured at fair value on a nonrecurring basis	0	0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a recurring basis	0	0
Liabilities measured at fair value on a recurring basis	$ 0	$ 0